Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GLOBAL X FUNDS
Entity Central Index Key	0001432353
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000102168
Shareholder Report [Line Items]
Fund Name	Global X MLP ETF
Class Name	Global X MLP ETF
Trading Symbol	MLPA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X MLP ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/mlpa. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/mlpa
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MLP ETF	$61	0.55%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive MLP Infrastructure Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is intended to give investors a means of tracking the performance of the energy infrastructure MLP asset class in the United States. The Secondary Index is composed of Midstream Master Limited Partnerships (“MLPs”) engaged in the transportation, storage, and processing of natural resources, as defined by Solactive AG, the provider of the Secondary Index.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund increased 22.79%, while the Secondary Index increased 28.60%. The Fund had a net asset value of $46.08 per share on November 30, 2023 and ended the reporting period with a net asset value of $52.44 per share on November 30, 2024.

During the reporting period, the highest returns came from Summit Midstream Corporation and Martin Midstream Partners L.P., which returned 82.56% and 55.28%, respectively. The worst performers were USD Partners LP and Evolve Transition Infrastructure LP, which returned -77.50% and -16.87%, respectively.

During the reporting period the Fund recorded positive performance. The Midstream Energy sector experienced tailwinds as U.S. producers ramped up production, benefiting midstream MLPs involved in energy logistics. Increased oil and gas production in key regions drove higher transportation and processing volumes through pipelines and storage facilities owned by MLPs. Elevated energy commodity prices supported utilization rates and boosted cash flows for MLPs, enabling them to maintain or grow distributions. Mergers and acquisitions activity in the midstream space unlocked value for MLP unitholders, as bolt-on transactions and industry consolidation increased efficiency and enhanced profit margins. Finally, investor appetite for high-yielding assets supported MLP unit prices, as MLPs offered attractive income in a falling interest rate environment, which contributed to the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X MLP ETF - $12311	S&P 500 Index (TR) - $35002	Custom Hybrid for Global X MLP ETF (Gross) - $13641	Solactive MLP Infrastructure Index (TR) (USD)^ - $13750
Nov/14	$10000	$10000	$10000	$10000
Nov/15	$6892	$10275	$6588	$6640
Nov/16	$7949	$11103	$7632	$7692
Nov/17	$7166	$13642	$6950	$7006
Nov/18	$7043	$14498	$6866	$6920
Nov/19	$6582	$16834	$6415	$6466
Nov/20	$4574	$19773	$4496	$4531
Nov/21	$6289	$25294	$6213	$6262
Nov/22	$8659	$22964	$8793	$8863
Nov/23	$10026	$26142	$10608	$10692
Nov/24	$12311	$35002	$13641	$13750

Average Annual Return [Table Text Block]

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/mlpa for current month-end performance.

^ The Fund changed its Secondary Index from the Solactive MLP Composite Index to the Solactive MLP Infrastructure Index on April 1, 2015. Performance prior to April 1, 2015 reflects the performance of the Solactive MLP Composite Index.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,754,099,426
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 6,992,125
InvestmentCompanyPortfolioTurnover	28.89%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,754,099,426	20	$6,992,125	28.89%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Utilities	3.1%
Energy	104.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Energy Transfer	15.1%
Enterprise Products Partners	13.7%
MPLX	12.5%
Western Midstream Partners	10.2%
Plains All American Pipeline	9.5%
Sunoco	8.3%
EnLink Midstream	8.3%
Hess Midstream, Cl A	8.2%
Cheniere Energy Partners	6.0%
Global Partners	4.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/mlpa
C000124409
Shareholder Report [Line Items]
Fund Name	Global X MLP & Energy Infrastructure ETF
Class Name	Global X MLP & Energy Infrastructure ETF
Trading Symbol	MLPX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X MLP & Energy Infrastructure ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/mlpx. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/mlpx
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MLP & Energy Infrastructure ETF	$56	0.45%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive MLP & Energy Infrastructure Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is intended to give investors a means of tracking the performance of the Midstream Energy sector, which includes Master Limited Partnerships (“MLPs”) and energy infrastructure corporations. Midstream firms principally own and operate assets used in energy logistics, including, but not limited to, pipelines, storage facilities and other assets used in transporting, storing, gathering, and processing natural gas, natural gas liquids, crude oil or refined products. The Secondary Index limits its exposure to MLPs in order to comply with applicable tax diversification rules. Securities must be publicly traded in the United States. The Secondary Index is maintained by Solactive AG.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund increased 50.20%, while the Secondary Index increased 51.27%. The Fund had a net asset value of $44.99 per share on November 30, 2023 and ended the reporting period with a net asset value of $64.25 per share on November 30, 2024.

During the reporting period, the highest returns came from Targa Resources Corp. and DT Midstream, Inc., which returned 130.92% and 93.94% respectively. The worst performers were New Fortress Energy Inc. Class A and Delek Logistics Partners LP, which returned -57.72% and -12.32% respectively.

The Fund benefited from its exposure to companies in the Midstream sector, which saw increased demand for natural gas, natural gas liquids, crude oil and refined products transportation, storage, processing and gathering services. Growing production volumes in key basins drove higher utilization rate across Midstream infrastructure assets. The Fund's holdings generally reported solid financial results, with many firms achieving record operating cash flows, increasing distributions and share buybacks. Improved sentiment, particularly due to positive developments in natural gas, further supported midstream returns. However, the Fund's performance was partially offset by weakness in some of its smaller holdings, which faced project delays or cancellations due to a challenging regulatory environment.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X MLP & Energy Infrastructure ETF - $19716	S&P 500 Index (TR) - $35002	Solactive MLP & Energy Infrastructure Index (TR) (USD) - $21141
Nov/14	$10000	$10000	$10000
Nov/15	$7370	$10275	$7393
Nov/16	$8508	$11103	$8644
Nov/17	$7767	$13642	$7948
Nov/18	$7734	$14498	$7969
Nov/19	$7552	$16834	$7822
Nov/20	$6545	$19773	$6816
Nov/21	$9140	$25294	$9582
Nov/22	$11997	$22964	$12677
Nov/23	$13127	$26142	$13976
Nov/24	$19716	$35002	$21141

Average Annual Return [Table Text Block]

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/mlpx for current month-end performance.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,367,633,057
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 6,602,737
InvestmentCompanyPortfolioTurnover	23.59%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,367,633,057	27	$6,602,737	23.59%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.1%
Repurchase Agreement	0.3%
Canada	22.1%
United States	77.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Williams	8.9%
ONEOK	8.9%
Enbridge	8.8%
Kinder Morgan	7.9%
TC Energy	6.6%
Cheniere Energy	6.5%
Energy Transfer	4.9%
Enterprise Products Partners	4.7%
MPLX	4.7%
Plains All American Pipeline	4.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/mlpx
C000156499
Shareholder Report [Line Items]
Fund Name	Global X Alternative Income ETF
Class Name	Global X Alternative Income ETF
Trading Symbol	ALTY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Alternative Income ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/alty/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/alty/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Alternative Income ETF	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx SuperDividend Alternatives Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index targets five income-focused categories: MLPs & Infrastructure, Real Estate, Preferreds, Emerging Market Bonds, and Covered Calls. It achieves this via investments in MLP units and infrastructure shares, as well as in investments in the Global X SuperDividend® REIT ETF, the Global X U.S. Preferred ETF, the Global X Emerging Markets Bond ETF, and the Global X Nasdaq 100 Covered Call ETF, which are affiliates of the Fund.

For the 12-month period ended November 30, 2024 (the "reporting period"), the Fund increased 18.36%, while the Secondary Index increased 18.51%. The Fund had a net asset value of $11.05 per share on November 30, 2023 and ended the reporting period with a net asset value of $12.15 per share on November 30, 2024.

During the reporting period, the highest returns came from holdings Kinder Morgan Inc Class P and Williams Companies, Inc., which returned 70.30% and 66.88%, respectively. The worst performers were USA Compression Partners LP and Kimbell Royalty Partners LP, which returned 2.63% and 3.16%, respectively.

During the reporting period the Fund recorded positive performance. The Fund benefited from its exposure to Infrastructure companies and MLPs, which saw strong returns driven by increased demand and favorable regulatory developments in the Energy sector. The inclusion of the Global X U.S. Preferred ETF and Global X Emerging Markets Bond ETF also contributed positively, as both funds delivered attractive yields. Additionally, the Fund's allocation to the Global X NASDAQ 100 Covered Call ETF provided downside protection and income during periods of market volatility. The Real Estate sector, accessed through the Global X SuperDividend® REIT ETF, experienced a rebound as the economy remained strong, further supporting the Fund's performance. Overall, the Fund's diversified exposure helped mitigate risk while capturing income opportunities.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Alternative Income ETF - $16874	S&P 500 Index (TR) - $34038	Indxx SuperDividend Alternatives Index (USD) - $17424
Jul/15	$10000	$10000	$10000
Nov/15	$9798	$9992	$9833
Nov/16	$10880	$10797	$11006
Nov/17	$12320	$13267	$12562
Nov/18	$12553	$14099	$12904
Nov/19	$13794	$16371	$14259
Nov/20	$11983	$19228	$12296
Nov/21	$14682	$24597	$15101
Nov/22	$13707	$22332	$14124
Nov/23	$14257	$25422	$14703
Nov/24	$16874	$34038	$17424

Average Annual Return [Table Text Block]

Since its inception on July 13, 2015. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/alty/ for current month-end performance.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 34,271,713
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 171,805
InvestmentCompanyPortfolioTurnover	7.16%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$34,271,713	22	$171,805	7.16%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	1.8%
Repurchase Agreement	3.0%
Utilities	6.5%
Energy	15.4%
Exchange Traded Funds	78.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Global X Nasdaq 100® Covered Call ETFFootnote Reference**	20.0%
Global X Emerging Markets Bond ETFFootnote Reference**	19.6%
Global X U.S. Preferred ETFFootnote Reference**	19.5%
Global X SuperDividend® REIT ETFFootnote Reference**	18.9%
Kinder Morgan	1.6%
Williams	1.6%
Energy Transfer	1.5%
Enterprise Products Partners	1.5%
MPLX	1.5%
Spire	1.4%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/alty/
C000170551
Shareholder Report [Line Items]
Fund Name	Global X Conscious Companies ETF
Class Name	Global X Conscious Companies ETF
Trading Symbol	KRMA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Conscious Companies ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/krma/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/krma/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Conscious Companies ETF	$49	0.43%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Concinnity Conscious Companies Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index looks to provide investors an opportunity to invest in well-managed companies that achieve financial performance in a sustainable and responsible manner as measured by their ability to achieve positive outcomes that are consistent with a multi-stakeholder operating system ("MsOS"), as defined by Concinnity Advisors LP, the provider of the Secondary Index. The MsOS is a corporate governance structure that seeks to account for the multiple stakeholders that are critical for the ongoing success of the business, and incorporate the considerations of these stakeholders into the corporate decision-making and problem-solving process.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund increased 28.74%, while the Secondary Index increased 29.36%. The Fund had a net asset value of $31.89 per share on November 30, 2023 and ended the reporting period with a net asset value of $40.61 per share on November 30, 2024.

During the reporting period, the highest returns came from NVIDIA Corporation and Netflix, Inc., which returned 195.68% and 87.10%, respectively. The worst performers were Humana Inc. and Etsy, Inc., which returned -46.31% and -32.15%, respectively.

During the reporting period, by sector, the Fund had the highest exposure to Information Technology at 35.3% and Financials at 13.8%.

During the reporting period the Fund recorded positive performance. The Fund benefited from its exposure to companies with strong relationships with key stakeholders including customers, employees, suppliers, stock and debt holders, and the community. These "well-managed" companies demonstrated an ability to achieve solid financial results while operating in a sustainable and responsible manner. Additionally, the Fund's equal-weighting approach and sector balancing helped to mitigate concentration risk and provide diversified exposure during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Conscious Companies ETF - $29788	S&P 500 Index (TR) - $32712	Concinnity Conscious Companies Index (TR) (USD) - $30956
Jul/16	$10000	$10000	$10000
Nov/16	$10464	$10377	$10478
Nov/17	$12865	$12750	$12941
Nov/18	$13914	$13550	$14078
Nov/19	$16050	$15733	$16317
Nov/20	$18621	$18479	$18996
Nov/21	$23433	$23639	$24018
Nov/22	$21219	$21462	$21850
Nov/23	$23139	$24432	$23929
Nov/24	$29788	$32712	$30956

Average Annual Return [Table Text Block]

Since its inception on July 11, 2016. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/krma/ for current month-end performance.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 653,742,665
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 2,736,995
InvestmentCompanyPortfolioTurnover	21.24%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$653,742,665	151	$2,736,995	21.24%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Utilities	1.0%
Real Estate	1.5%
Materials	2.1%
Energy	2.7%
Consumer Staples	5.0%
Industrials	7.2%
Communication Services	7.3%
Consumer Discretionary	10.2%
Health Care	13.7%
Financials	13.8%
Information Technology	35.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	6.1%
NVIDIA	5.7%
Microsoft	5.2%
Amazon.com	2.7%
Alphabet, Cl A	2.6%
Meta Platforms, Cl A	1.5%
Tesla	0.7%
HubSpot	0.7%
Discover Financial Services	0.6%
Capital One Financial	0.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/krma/
C000191734
Shareholder Report [Line Items]
Fund Name	Global X U.S. Preferred ETF
Class Name	Global X U.S. Preferred ETF
Trading Symbol	PFFD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X U.S. Preferred ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/pffd/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/pffd/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X U.S. Preferred ETF	$25	0.23%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the ICE BofA Diversified Core U.S. Preferred Securities Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to track the broad-based performance of the U.S. preferred securities market. Qualifying securities must be listed on a U.S. exchange, meet a minimum amount outstanding, be denominated in U.S. dollars, and meet minimum price, liquidity, maturity, and other requirements as determined by ICE Data Indices, LLC, the provider of the Underlying Index.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund returned 14.20%, while the Secondary Index returned 14.54%. The Fund had a net asset value of $19.13 per share on November 30, 2023 and ended the reporting period with a net asset value of $20.51 per share on November 30, 2024.

During the reporting period, the highest returns came from Qwest Corp 6 1/2 % Notes 2016-01.09.56 and Qwest Corp 6.75 % Notes 2017-15.06.57 Global, which returned 88.80% and 87.32%, respectively. The worst performers were PartnerRe Ltd 4.875 % Non Cum Red Perp Pfd Registered Shs Series J and Diversified Healthcare Trust 5.625% 01-aug-2042, which returned -14.85% and -14.83%, respectively.

During the reporting period, by sector, the Fund had the highest exposure to Financials at 73.3%.

During the reporting period the Fund recorded positive performance. The Fund benefited from its exposure to the Finance sector, as preferred securities issued by financial institutions saw strong demand amid high interest rates. The Utilities sector also contributed positively, with utility companies' preferred stocks providing stable income in a volatile market environment. Additionally, the Fund's focus on investment grade securities helped mitigate credit risk and supported performance. The Fund's diversified approach across issuers and sectors further enhanced returns by reducing concentration risk. Lastly, the Fund’s underlying securities provided steady income as interest rates came down towards the end of the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X U.S. Preferred ETF - $12403	S&P 500 Index (TR) - $27426	ICE BofA Diversified Core U.S. Preferred Securities Index (TR) (USD) - $12582
Sep/17	$10000	$10000	$10000
Nov/17	$10075	$10690	$10080
Nov/18	$9801	$11360	$9829
Nov/19	$11198	$13191	$11258
Nov/20	$12108	$15493	$12189
Nov/21	$12667	$19819	$12779
Nov/22	$10916	$17994	$11019
Nov/23	$10861	$20484	$10984
Nov/24	$12403	$27426	$12582

Average Annual Return [Table Text Block]

Since its inception on September 11, 2017. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/pffd/ for current month-end performance.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,467,525,319
Holdings Count | Holding	214
Advisory Fees Paid, Amount	$ 5,511,252
InvestmentCompanyPortfolioTurnover	27.10%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,467,525,319	214	$5,511,252	27.10%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.4%
Health Care	0.5%
Repurchase Agreement	0.7%
Industrials	0.9%
Materials	1.8%
Consumer Discretionary	2.6%
Real Estate	4.6%
Communication Services	6.4%
Utilities	9.4%
Financials	73.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Wells Fargo, 7.50%	3.9%
Bank of America, 7.25%	2.7%
Citigroup Capital XIII, 11.22%	2.2%
Apollo Global Management, 6.75%	2.2%
Albemarle, 7.25%	1.8%
NextEra Energy, 7.30%	1.7%
JPMorgan Chase, 6.00%	1.5%
JPMorgan Chase, 5.75%	1.4%
Wells Fargo, 4.75%	1.3%
JPMorgan Chase, 4.63%	1.3%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/pffd/
C000201047
Shareholder Report [Line Items]
Fund Name	Global X S&P 500<sup style="box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Quality Dividend ETF
Trading Symbol	QDIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X S&P 500® Quality Dividend ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/qdiv/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/qdiv/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Quality Dividend ETF	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500 Quality High Dividend Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index measures the performance of S&P 500 stocks that exhibit both high quality and high dividend yield characteristics. Index constituents are equally-weighted, subject to a 25% Sector weight cap.

For the 12-month period ended November 30, 2024 (the "reporting period"), the Fund increased 23.69%, while the Secondary Index increased 24.02%. The Fund had a net asset value of $30.97 per share on November 30, 2023 and ended the reporting period with a net asset value of $37.14 per share on November 30, 2024.

During the reporting period, the highest returns came from Cincinnati Financial Corporation and Kellanova, which returned 60.26% and 58.87%, respectively. The worst performers were APA Corporation and Archer Daniels Midland Company, which returned -34.92% and -23.27%, respectively.

During the reporting period, by sector, the Fund had the highest exposure to Consumer Staples at 23.7% and Industrials at 21.9%.

During the reporting period the Fund recorded positive performance due to both price appreciation and high dividends. Overall, the Industrials and Financials sectors were the leading contributors to the Fund’s price appreciation due to strong economic growth, increased infrastructure spending, and high, albeit lowering, interest rates. The Fund also benefited from its exposure to the Information Technology sector, which saw strong earnings growth and robust demand for cloud computing, cybersecurity, and digital transformation services. On the income side, the Consumer Staples and Industrials sectors provided the highest dividend contributions. Firms in these sectors tend to have stable cash flows and consistent dividend policies, allowing them to maintain or increase their payouts even in volatile market conditions, which contributed to the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X S&P 500® Quality Dividend ETF - $18031	S&P 500 Index (TR) - $23969	S&P 500 Quality High Dividend Index (TR) (USD) - $18368
Jul/18	$10000	$10000	$10000
Nov/18	$9928	$9929	$9940
Nov/19	$11021	$11528	$11074
Nov/20	$10859	$13540	$10945
Nov/21	$13732	$17321	$13881
Nov/22	$15139	$15726	$15342
Nov/23	$14577	$17902	$14811
Nov/24	$18031	$23969	$18368

Average Annual Return [Table Text Block]

Since its inception on July 13, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/qdiv/ for current month-end performance.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 32,308,887
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 60,188
InvestmentCompanyPortfolioTurnover	82.76%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$32,308,887	64	$60,188	82.76%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	1.8%
Health Care	3.1%
Communication Services	5.1%
Information Technology	5.1%
Consumer Discretionary	5.2%
Materials	7.7%
Energy	12.6%
Financials	13.5%
Industrials	21.9%
Consumer Staples	23.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Blackstone	2.4%
Cincinnati Financial	2.1%
Baker Hughes, Cl A	2.1%
Snap-On	2.1%
Cummins	2.1%
BlackRock Funding	2.0%
Fastenal	2.0%
Aflac	2.0%
International Paper	2.0%
Cisco Systems	1.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/qdiv/
C000203262
Shareholder Report [Line Items]
Fund Name	Global X Adaptive U.S. Factor ETF
Class Name	Global X Adaptive U.S. Factor ETF
Trading Symbol	AUSF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Adaptive U.S. Factor ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/ausf/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/ausf/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Adaptive U.S. Factor ETF	$32	0.27%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Adaptive Wealth Strategies® U.S. Factor Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to dynamically allocate across three sub-indices that provide exposure to U.S. equities that exhibit characteristics of one of three primary factors: value, momentum and low volatility. Each factor is represented by a subindex that is derived from the Solactive U.S. Large & Mid Cap Index, which is designed to measure the 1,000 largest companies, by free float market capitalization, that are exchange-listed in the United States.

For the 12-month period ended November 30, 2024 (the "reporting period"), the Fund increased 34.02%, while the Secondary Index increased 34.52%. The Fund had a net asset value of $34.37 per share on November 30, 2023 and ended the reporting period with a net asset value of $44.98 per share on November 30, 2024.

During the reporting period, the highest returns came from Super Micro Computer, Inc and United Airlines Holdings, Inc, which returned 149.97% and 122.28% respectively. The worst performers were Flagstar Financial, Inc and Celanese Corporation, which returned -71.53% and -49.89% respectively.

During the reporting period, by sector, the Fund had the highest exposure to Financials at 25.0% and Industrials at 13.0%.

During the reporting period the Fund recorded positive performance as a result of effective factor rotation. The Fund benefited from its exposure to the Technology sector, as technology companies experienced strong earnings growth and saw their valuations expand. The Fund's holdings in the Industrial sector also contributed positively, driven by increased infrastructure spending and a recovery in global trade. Additionally, the Fund's positions in the Financial sector added to returns, as banks and insurance companies benefited from high interest rates and improved credit conditions. Finally, the Fund's focus on high-quality companies with strong balance sheets and consistent earnings growth helped mitigate volatility and downside risk during periods of market turbulence.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Adaptive U.S. Factor ETF - $21625	S&P 500 Index (TR) - $23307	Adaptive Wealth Strategies U.S. Factor Index (TR) (USD) - $22078
Aug/18	$10000	$10000	$10000
Nov/18	$9842	$9654	$9853
Nov/19	$10853	$11210	$10900
Nov/20	$10867	$13166	$10946
Nov/21	$13368	$16843	$13509
Nov/22	$14786	$15291	$14985
Nov/23	$16136	$17408	$16412
Nov/24	$21625	$23307	$22078

Average Annual Return [Table Text Block]

Since its inception on August 24, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/ausf/ for current month-end performance.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 363,880,967
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 711,227
InvestmentCompanyPortfolioTurnover	95.79%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$363,880,967	193	$711,227	95.79%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Utilities	1.1%
Real Estate	2.0%
Energy	5.6%
Materials	5.6%
Consumer Discretionary	7.4%
Communication Services	9.5%
Consumer Staples	9.6%
Information Technology	10.0%
Health Care	11.0%
Industrials	13.0%
Financials	25.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
AT&T	1.9%
Verizon Communications	1.9%
T-Mobile US	1.6%
Walmart	1.6%
Republic Services, Cl A	1.5%
Cencora	1.5%
Boston Scientific	1.5%
Visa, Cl A	1.5%
Berkshire Hathaway, Cl B	1.5%
Marsh & McLennan	1.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/ausf/
C000219547
Shareholder Report [Line Items]
Fund Name	Global X Variable Rate Preferred ETF
Class Name	Global X Variable Rate Preferred ETF
Trading Symbol	PFFV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Variable Rate Preferred ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/pffv/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/pffv/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Variable Rate Preferred ETF	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the ICE U.S. Variable Rate Preferred Securities Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to track the performance of the U.S.-listed variable rate preferred securities market. Qualifying securities must be listed on a U.S. exchange, meet a minimum amount outstanding, be denominated in U.S. dollars, and meet minimum price, liquidity, maturity, and other requirements as determined by ICE Data Indices, LLC, the provider of the Secondary Index.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund returned 13.29%, while the Secondary Index returned 13.61%. The Fund had a net asset value of $23.13 per share on November 30, 2023 and ended the reporting period with a net asset value of $24.32 per share on November 30, 2024.

During the reporting period, the highest returns came from Western Alliance Bancorp Depositary Shs Repr 1/400th Fixed-to-Fltg Non-Cum Conv Red Perp Pfd Rg A and Regions Financial Corporation Depositary Shs Repr 1/40th Non-Cum Red Perp Pfd Ser C, which returned 41.84% and 34.85%, respectively. The worst performers were Enstar Group Limited Deposit Shs Repr 1/1000th Non-Cum Red Pfd Registered Shs Series D and Granite Point Mortgage Trust Inc. Cum Conv Red Pfd Registered Shs Series A, which returned -10.26% and -10.21%, respectively.

During the reporting period the Fund recorded positive performance. The Fund benefited from its exposure to preferred securities issued by companies in the Finance sector, as this sector experienced favorable market conditions and strong investor demand. Additionally, the Fund's holdings of floating rate and fixed-to-floating rate preferred securities provided attractive yields in a high-interest-rate environment. The Fund's diversified portfolio across various issuers helped mitigate idiosyncratic risks and contributed to its positive performance. Furthermore, the Fund's focus on investment grade securities issued by companies in countries with stable economic outlooks supported its returns. Lastly, the Fund's market capitalization-weighted approach allowed it to capitalize on the strong performance of larger issuers while maintaining exposure to potential growth opportunities among smaller companies.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Variable Rate Preferred ETF - $12847	S&P 500 Index (TR) - $20713	ICE U.S. Variable Rate Preferred Securities Index - $12971
Jun/20	$10000	$10000	$10000
Nov/20	$11059	$11701	$11075
Nov/21	$11788	$14968	$11837
Nov/22	$10798	$13589	$10854
Nov/23	$11340	$15470	$11417
Nov/24	$12847	$20713	$12971

Average Annual Return [Table Text Block]

Since its inception on June 22, 2020. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/pffv/ for current month-end performance.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 266,034,240
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 618,674
InvestmentCompanyPortfolioTurnover	58.94%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$266,034,240	53	$618,674	58.94%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Energy	1.2%
Utilities	2.4%
Consumer Staples	3.7%
Financials	92.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Goldman Sachs Group, 5.45%	5.2%
Bank of America, 6.45%	4.5%
Morgan Stanley, 5.62%	4.3%
US Bancorp, 5.52%	3.7%
Athene Holding, 6.35%	3.5%
Annaly Capital Management, 9.70%	3.0%
Reinsurance Group of America, 7.13%	3.0%
Goldman Sachs Group, 5.53%	2.9%
Apollo Global Management, 7.63%	2.7%
KeyCorp, 6.20%	2.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/pffv/
C000224228
Shareholder Report [Line Items]
Fund Name	Global X Adaptive U.S. Risk Management ETF
Class Name	Global X Adaptive U.S. Risk Management ETF
Trading Symbol	ONOF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Adaptive U.S. Risk Management ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/onof. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/onof
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Adaptive U.S. Risk Management ETF	$44	0.39%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Adaptive Wealth Strategies U.S. Risk Management Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is owned and was developed by NorthCrest Asset Management (the "Index Provider"), and is designed to dynamically allocate between either 100% exposure to the Solactive GBS United States 500 Index TR (“U.S. Equity Position”) or 100% exposure to a portfolio of U.S. Treasuries with 1-3 years remaining to maturity (“U.S. Treasury Position”). The Secondary Index seeks to provide exposure to the U.S. Equity Position during periods of normal equity market returns and seeks to provide exposure to the U.S. Treasury Position prior to and during periods of adverse market conditions, as determined by the quantitative model that had been developed by the Index Provider.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund increased 27.98%, while the Secondary Index increased 28.63%. The Fund had a net asset value of $28.55 per share on November 30, 2023 and ended the reporting period with a net asset value of $36.14 per share on November 30, 2024.

During the reporting period, the highest returns came from AppLovin Corp. Class A and MicroStrategy Incorporated Class A, which returned 311.40% and 269.74%, respectively. The worst performers were Super Micro Computer, Inc. and Celsius Holdings, Inc., which returned -59.74% and -57.57%, respectively.

During the reporting period, by sector, the Fund had the highest exposure to Information Technology at 31.2% and Financials at 13.8%.

During the reporting period the Fund recorded positive performance and benefited from its dynamic allocation strategy which allowed it to navigate volatile market conditions. The signals used to determine the Fund's exposure to equities proved effective in identifying favorable entry and exit points. During the reporting period, the broader US equity market experienced robust growth due to easing inflation, loosening monetary policy, low unemployment, and heightened consumer confidence. While the Fund was positioned in a risk-on position for the majority of the period, the Fund's allocation to short-term US Treasury bonds provided stability and downside protection during periods of market uncertainty.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Adaptive U.S. Risk Management ETF - $15147	S&P 500 Index (TR) - $16835	Adaptive Wealth Strategies U.S. Risk Management Index (TR) (USD) - $15294
Jan/21	$10000	$10000	$10000
Nov/21	$12013	$12166	$11960
Nov/22	$11500	$11045	$11493
Nov/23	$11835	$12574	$11889
Nov/24	$15147	$16835	$15294

Average Annual Return [Table Text Block]

Since its inception on January 12, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/onof for current month-end performance.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 136,248,906
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 466,742
InvestmentCompanyPortfolioTurnover	241.46%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$136,248,906	507	$466,742	241.46%

Holdings [Text Block]

Sector/Asset WeightingsFootnote Reference*

Value	Value
Exchange Traded Fund	0.1%
Materials	2.1%
Real Estate	2.1%
Utilities	2.3%
Energy	3.5%
Consumer Staples	5.5%
Industrials	8.7%
Communication Services	9.1%
Health Care	10.5%
Consumer Discretionary	11.0%
Financials	13.8%
Information Technology	31.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	6.8%
NVIDIA	6.3%
Microsoft	6.0%
Amazon.com	3.8%
Meta Platforms, Cl A	2.4%
Alphabet, Cl A	1.9%
Tesla	1.9%
Alphabet, Cl C	1.7%
Broadcom	1.4%
JPMorgan Chase	1.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/onof
C000243154
Shareholder Report [Line Items]
Fund Name	Global X 1-3 Month T-Bill ETF
Class Name	Global X 1-3 Month T-Bill ETF
Trading Symbol	CLIP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X 1-3 Month T-Bill ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/clip. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/clip
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X 1-3 Month T-Bill ETF	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive 1-3 Month US T-Bill Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. As of each selection date, the Secondary Index is comprised of Treasury bills (“T-bills”) issued by the U.S. government. In addition, each security must be zero coupon, be denominated in U.S. dollars and have an amount outstanding of at least $250 million, as determined by the Index Provider on the selection date. A zero-coupon bond is a bond that is sold at a discount, does not pay intermediary coupons, and pays its face value at maturity.

For the 12-month period ended November 30, 2024 (the "reporting period"), the Fund increased 5.38%, while the Underlying Index increased 5.40%. The Fund had a net asset value of $25.11 per share on November 30, 2023. On June 14, 2024, CLIP effected a reverse stock split at a ratio of 1:4. The reverse stock split increased the price per share of the Fund with a proportionate decrease in the number of shares outstanding. The Fund ended the reporting period with a net asset value of $100.44 on November 30, 2024.

During the reporting period, the Fund benefited from the Federal Reserve's decision to lower interest rates, which supported demand for ultra-short duration U.S. T- bills. Additionally, the Fund's focus on T-bills with maturities between 1-3 months allowed it to capture the higher yields which were localized to the shortest segment of the Treasury yield curve throughout much of 2024. The 1–3-month T-bill strategy enabled investors to maintain cash like exposure and benefit from elevated short-term rates, while limiting the interest rate risk exposure that impacted the performance of long-term bonds. These factors attracted investor flows into ultra-short duration T-bill strategies over the performance period, as investors sought protection from market volatility while seeking to profit from elevated ultra-short-term yields. Furthermore, the monthly rebalancing of the Fund's holdings allowed it to maintain a consistent maturity profile and adapt to changing market conditions.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X 1-3 Month T-Bill ETF - $10786	Bloomberg U.S. Aggregate Bond Index (USD) - $10606	Solactive 1-3 Month US T-Bill Index (TR) (USD) - $10794
Jun/23	$10000	$10000	$10000
Nov/23	$10236	$9924	$10241
Nov/24	$10786	$10606	$10794

Average Annual Return [Table Text Block]

Since its inception on June 20, 2023. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/clip for current month-end performance.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 900,907,897
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 312,080
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$900,907,897	26	$312,080	0.00%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligations	104.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Bills, 4.51%, 1/9/2025	8.3%
U.S. Treasury Bills, 4.54%, 1/2/2025	7.3%
U.S. Treasury Bills, 0.92%, 2/13/2025	6.2%
U.S. Cash Management Bill, 4.49%, 1/16/2025	6.2%
U.S. Treasury Bills, 7.43%, 12/26/2024	6.1%
U.S. Treasury Bills, 2.74%, 2/20/2025	5.7%
U.S. Treasury Bills, 4.49%, 1/23/2025	5.6%
U.S. Treasury Bills, 0.76%, 1/28/2025	5.3%
U.S. Treasury Bills, 4.65%, 12/3/2024	5.1%
U.S. Treasury Bills, 2.54%, 2/6/2025	5.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at https://www.globalxetfs.com/funds/clip or upon request at 1-888-493-8631.

On June 14, 2024, the Fund effected a reverse stock split at a ratio of 1:4. The reverse stock split increased the price per share of the Fund with a proportionate decrease in the number of shares outstanding.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/clip
C000243084
Shareholder Report [Line Items]
Fund Name	Global X U.S. Cash Flow Kings 100 ETF
Class Name	Global X U.S. Cash Flow Kings 100 ETF
Trading Symbol	FLOW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X U.S. Cash Flow Kings 100 ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/flow. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/flow
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X U.S. Cash Flow Kings 100 ETF	$28	0.25%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the  Global X U.S. Cash Flow Kings 100 Index  (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is owned and was developed by Global X Management Company LLC (“Index Provider”), an affiliate of the Fund and the Fund's investment adviser. The Secondary Index is administered and calculated by Mirae Asset Global Indices Pvt. Ltd. (the "Index Administrator"), an affiliate of the Index Provider. The Secondary Index is designed to provide exposure to large- and mid-capitalization U.S. equity securities that exhibit high free cash flow yields relative to the eligible universe of companies, as determined by the Index Administrator.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund increased 26.89%, while the Secondary Index increased 27.34%. The Fund had a net asset value of $27.07 per share on November 30, 2023 and ended the reporting period with a net asset value of $33.59 per share on November 30, 2024.

During the reporting period, the highest returns came from Vistra Corp. and Allison Transmission Holdings, Inc., which returned 124.52% and 124.17%, respectively. The worst performers were Leggett & Platt, Incorporated and Qorvo, Inc., which returned -47.54% and -40.49%, respectively.

During the reporting period, by sector, the Fund had the highest exposure to Consumer Discretionary at 19.7% and Information Technology at 19.3%.

During the reporting period the Fund recorded positive performance. The Fund benefited from its focus on companies with strong free cash flow yields, as these firms exhibit strength during periods of strong economic growth. The Materials sector contributed significantly to the Fund's returns, as rising commodity prices bolstered the profitability and cash flows of companies in this space. Additionally, the Technology Services sector performed well, with many constituents reporting robust earnings and cash flow growth. The Fund's sector cap helped mitigate concentration risk and ensured diversification across industries. Finally, the Fund's emphasis on companies with strong balance sheets and profitability metrics proved advantageous, as these quality factors enhanced performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X U.S. Cash Flow Kings 100 ETF - $13509	S&P 500 Index (TR) - $13959	Global X U.S. Cash Flow Kings 100 Index (GR) (USD) - $13570
Jul/23	$10000	$10000	$10000
Nov/23	$10646	$10425	$10657
Nov/24	$13509	$13959	$13570

Average Annual Return [Table Text Block]

Since its inception on July 10, 2023. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/flow for current month-end performance.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 4,367,076
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 8,686
InvestmentCompanyPortfolioTurnover	87.62%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$4,367,076	99	$8,686	87.62%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	2.0%
Materials	5.3%
Communication Services	6.8%
Health Care	8.0%
Consumer Staples	9.6%
Industrials	10.2%
Energy	18.9%
Information Technology	19.3%
Consumer Discretionary	19.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
ConocoPhillips	3.0%
Warner Bros Discovery	2.4%
Bristol-Myers Squibb	2.3%
Altria Group	2.2%
Hewlett Packard Enterprise	2.1%
Chevron	2.1%
Cencora	2.1%
Expedia Group	2.1%
Cardinal Health	2.0%
AT&T	2.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/flow
C000252057
Shareholder Report [Line Items]
Fund Name	Global X Short-Term Treasury Ladder ETF
Class Name	Global X Short-Term Treasury Ladder ETF
Trading Symbol	SLDR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Short-Term Treasury Ladder ETF (the "Fund") for the period from September 9, 2024 (commencement of operations) to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https:www.globalxetfs.com/funds/sldr/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https:www.globalxetfs.com/funds/sldr/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X Short-Term Treasury Ladder ETF	$3	0.12%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE US Treasury 1-3 Years Laddered Bond Index ("Secondary Index"). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to measure the performance of a strategy commonly referred to as bond “laddering” as applied to public obligations of the U.S. Treasury that have maturities between 1 and 3 years as of the last business day of February of each year (each an “annual rebalance”). The Index allocates its holdings equally across two "rungs," each representing a one-year maturity range. Components within each rung are weighted by market capitalization. At each annual rebalance, bonds shift to the next shorter maturity rung, with bonds in the 1-2 year rung removed and new bonds with 2-3 year maturities added.

Since inception through November 30, 2024 (the “reporting period”), the Fund increased 0.32%, while the Secondary Index increased 0.35%. The Fund had a net asset value of $50.03 per share on September 9, 2024 and ended the reporting period with a net asset value of $50.02 per share on November 30, 2024.

During the reporting period, the highest returns came from the 0.25% U.S. Treasury Note maturing May 31, 2025 and the 0.25% U.S. Treasury Note maturing October 31, 2025, which returned 0.90% and 0.47%, respectively. The worst performers were the 4.125% U.S. Treasury Note maturing February 15, 2027 and the 4.625% U.S. Treasury Note maturing June 30, 2026, which returned -1.45% and -1.05%, respectively.

The laddering strategy employed by the Fund helped mitigate interest rate risk by holding bonds that mature at regular intervals, providing a steady stream of capital reinvestment opportunities. The Fund's focus on short-term U.S. Treasuries enhanced stability, as these bonds are less sensitive to interest rate risks than intermediate- and long-term bonds. Short-term rates generally provided higher yields than intermediate- and long-term bonds over the reporting period. These elevated yields also boosted the Fund's income return compared to lower-yielding bond strategies.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Short-Term Treasury Ladder ETF - $10032	Bloomberg U.S. Aggregate Bond Index (USD) - $9845	FTSE US Treasury 1-3 Years Laddered Bond Index (TR) (USD) - $10035
Sep/24	$10000	$10000	$10000
Sep/24	$10030	$9990	$10031
Oct/24	$10002	$9742	$10005
Nov/24	$10032	$9845	$10035

Average Annual Return [Table Text Block]

Since its inception on September 9, 2024. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https:www.globalxetfs.com/funds/sldr/ for current month-end performance.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 4,001,624
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 880
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$4,001,624	38	$880	0.00%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligations	99.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Notes, 4.25%, 12/31/2025	6.1%
U.S. Treasury Notes, 0.38%, 11/30/2025	5.8%
U.S. Treasury Notes, 4.13%, 2/15/2027	3.7%
U.S. Treasury Notes, 0.50%, 2/28/2026	3.6%
U.S. Treasury Notes, 0.75%, 5/31/2026	3.6%
U.S. Treasury Notes, 4.63%, 6/30/2026	3.1%
U.S. Treasury Notes, 3.50%, 9/15/2025	3.1%
U.S. Treasury Notes, 2.38%, 4/30/2026	3.0%
U.S. Treasury Notes, 5.00%, 10/31/2025	3.0%
U.S. Treasury Notes, 0.25%, 10/31/2025	3.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https:www.globalxetfs.com/funds/sldr/
C000252058
Shareholder Report [Line Items]
Fund Name	Global X Intermediate-Term Treasury Ladder ETF
Class Name	Global X Intermediate-Term Treasury Ladder ETF
Trading Symbol	MLDR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Intermediate-Term Treasury Ladder ETF (the "Fund") for the period from September 9, 2024 (commencement of operations) to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/mldr/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/mldr/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X Intermediate-Term Treasury Ladder ETF	$3	0.12%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE US Treasury 3-10 Years Laddered Bond Index ("Secondary Index"). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to measure the performance of a strategy commonly referred to as bond “laddering” as applied to public obligations of the U.S. Treasury that have maturities between 3 and 10 years as of the last business day of February of each year (each an “annual rebalance”). The Index allocates holdings equally across multiple "rungs," each representing a one-year maturity range. Components within each rung are weighted by market capitalization. At each annual rebalance, bonds shift to the next shorter maturity rung, with bonds in the 3-4 year rung removed and new bonds with 9–10-year maturities added.

Since inception through November 30, 2024 (the “reporting period”), the Fund decreased 1.98%, while the Secondary Index decreased 1.96%. The Fund had a net asset value of $50.04 per share on September 9, 2024 and ended the reporting period with a net asset value of $48.85 per share on November 30, 2024.

During the reporting period, the highest returns came from the 3.375% US Treasury Note maturing May 1, 2033 and the 0.625% US Treasury Note maturing March 31, 2027, which returned 1.64% and -0.78%, respectively. The worst performers were the 4.375% US Treasury Note maturing May 15, 2034 and the 4.0% US Treasury Note maturing February 15, 2034, which returned -4.31% and -4.26%, respectively.

A slower than expected pace of monetary easing implemented through Federal Reserve policy led intermediate-term yields to remain elevated despite falling short-term rates over the performance period. This can be attributed to continued U.S. economic resilience, which delayed market expectations for an expedited pace of interest rate cuts and raised the interest rate outlook across the intermediate segment of the Treasury yield curve. These monetary pressures capped price appreciation across intermediate term bonds as moderate-duration holdings were subject to prevailing duration risk. Additionally, the intermediate segment's lower yields made it less attractive than short- and long-term bonds, which offered higher income potential. These conditions detracted from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Intermediate-Term Treasury Ladder ETF - $9802	Bloomberg U.S. Aggregate Bond Index (USD) - $9845	FTSE US Treasury 3-10 Years Laddered Bond Index (TR) (USD) - $9804
Sep/24	$10000	$10000	$10000
Sep/24	$9974	$9990	$9983
Oct/24	$9730	$9742	$9735
Nov/24	$9802	$9845	$9804

Average Annual Return [Table Text Block]

Since its inception on September 9, 2024. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/mldr/ for current month-end performance.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,442,337
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 652
InvestmentCompanyPortfolioTurnover	0.19%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,442,337	26	$652	0.19%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligations	99.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Notes, 3.50%, 2/15/2033	5.9%
U.S. Treasury Notes, 4.38%, 11/30/2030	5.2%
U.S. Treasury Notes, 4.00%, 2/28/2030	5.1%
U.S. Treasury Notes, 3.88%, 9/30/2029	5.1%
U.S. Treasury Notes, 4.00%, 2/15/2034	5.0%
U.S. Treasury Notes, 3.75%, 6/30/2030	5.0%
U.S. Treasury Notes, 2.75%, 2/15/2028	4.9%
U.S. Treasury Notes, 2.38%, 3/31/2029	4.8%
U.S. Treasury Notes, 4.50%, 11/15/2033	4.2%
U.S. Treasury Notes, 4.25%, 2/28/2031	4.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/mldr/
C000252059
Shareholder Report [Line Items]
Fund Name	Global X Long-Term Treasury Ladder ETF
Class Name	Global X Long-Term Treasury Ladder ETF
Trading Symbol	LLDR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Long-Term Treasury Ladder ETF (the "Fund") for the period from September 9, 2024 (commencement of operations) to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/lldr/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/lldr/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X Long-Term Treasury Ladder ETF	$3	0.12%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE US Treasury 10-30 Years Laddered Bond Index  ("Secondary Index"). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to measure the performance of a strategy commonly referred to as bond “laddering” as applied to public obligations of the U.S. Treasury that have maturities between 10 and 30 years as of the last business day of February of each year (each an “annual rebalance”). It allocates holdings equally across multiple "rungs," each representing a one-year maturity range. Components within each rung are weighted by market capitalization. At each annual rebalance, bonds shift to the next shorter maturity rung, with bonds in the 10-11 year rung removed and new bonds with 29–30-year maturities added.

Since inception through November 30, 2024 (the “reporting period”), the Fund decreased 4.66%, while the Secondary Index decreased 4.67%. The Fund had a net asset value of $50.16 per share on September 9, 2024 and ended the reporting period with a net asset value of $47.61 per share on November 30, 2024.

During the reporting period, the highest returns came from the 4.125% US Treasury Bond maturing August 15, 2044 and the 4.75% US Treasury Bond maturing November 15, 2043, which returned 3.02% and 2.62%, respectively. The worst performers were the 1.375% US Treasury Bond maturing August 15, 2050 and the 1.875% US Treasury Bond maturing 15-November 15, 2051, which returned -7.75% and -7.61%, respectively.

During the reporting period the Fund recorded negative performance. The Fund faced challenges due to the volatile interest rate environment, which negatively impacted the prices of its Secondary Treasury bond holdings. Uncertainty related to monetary policy further weighed on the Fund's returns, as rate expectations repriced in response to a stronger-than-expected U.S. economy, leading investors reduce their exposure to longer-duration bonds. Longer duration bonds are particularly sensitive to shifts in interest rates, which led long-term bonds to underperform as interest rate volatility remained heightened over the performance period. Lastly, government bonds underperformed other fixed income sectors during the period, as continued economic resilience led credit assets to outperform, which detracted from the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Long-Term Treasury Ladder ETF - $9534	Bloomberg U.S. Aggregate Bond Index (USD) - $9845	FTSE US Treasury 10-30 Years Laddered Bond Index (TR) (USD) - $9533
Sep/24	$10000	$10000	$10000
Sep/24	$9852	$9990	$9870
Oct/24	$9376	$9742	$9379
Nov/24	$9534	$9845	$9533

Average Annual Return [Table Text Block]

Since its inception on September 9, 2024. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/lldr/ for current month-end performance.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 21,424,166
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 3,442
InvestmentCompanyPortfolioTurnover	0.43%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$21,424,166	83	$3,442	0.43%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligations	99.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Bond, 4.50%, 2/15/2036	4.3%
U.S. Treasury Notes, 4.38%, 5/15/2034	3.3%
U.S. Treasury Bond, 4.50%, 5/15/2038	3.0%
U.S. Treasury Bond, 4.38%, 2/15/2038	2.6%
U.S. Treasury Bond, 5.00%, 5/15/2037	2.5%
U.S. Treasury Bond, 3.50%, 2/15/2039	2.2%
U.S. Treasury Notes, 3.88%, 8/15/2034	2.2%
U.S. Treasury Bond, 2.50%, 2/15/2046	2.1%
U.S. Treasury Bond, 2.88%, 5/15/2049	1.9%
U.S. Treasury Bond, 4.50%, 8/15/2039	1.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/lldr/